11. Related Party Transactions	12 Months Ended
Mar. 31, 2018
Notes
11. Related Party Transactions

11.  Related Party Transactions

Since April 1, 2012, there has been no related party transaction, except (i) business development fees of $3,879,000 paid to Woody Fire Consultancy Limited, a major shareholder of the Company and (ii) the amount of $3,672 due LAI Yat Man for funds advanced to the Company, AUL and UAM, which amount has no collateral, due date or maturity date and does not accrue any interest.